SCHEDULE OF ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Accounting Policies [Abstract]
Beginning balance	$ 1,318,917	$ 1,269,581
Foreign currency translation gain	(142,662)	49,336
Ending balance	$ 1,176,255	$ 1,318,917